Prepayments and Others and Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Convertible loan	[1]	¥ 40,428		$ 5,880	¥ 22,000
Impairment of convertible loan		58,000		8,436
Loan loss		8,000	$ 1,163
third-party retail company [Member]
Convertible loan		¥ 66,000		$ 9,599

[1]	Between 2017 and 2018, the Group made a convertible loan of RMB66,000 (US$9,599) to a third-party retail company. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party retail company is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, RMB58,000 (US$8,436) of the convertible loan has been impaired and the Group's maximum exposure to loss as a result of the impairment was RMB8,000 (US$1,163), which also equals to the carrying amount of the convertible loan to a third party. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.